CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from Related Parties	¥ 411,010	¥ 573,158	¥ 145,442
Sales and marketing expenses from related party	38	1,548	111,550
Origination and servicing expenses from related party	350,311	354,985	718,734
General and administrative expenses from related party	¥ 100,636	¥ 135,118	¥ 192,934